April 29, 2005

Via EDGARLink Transmission

Division of Corporate Finance
U.S. Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:	Volcom, Inc. Registration Statement on Form S-1

650 Town Center Drive, 20th Floor
Costa Mesa, California 92626-1925
Tel: (714) 540-1235 Fax: (714) 755-8290
www.lw.com

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Moscow	Tokyo Washington, D.C.

File No. 030160-002

Ladies and Gentlemen:

     On behalf of Volcom, Inc. (the “Company”), we are transmitting herewith for filing via EDGARLink transmission the Company’s Registration Statement on Form S-1 (the “Registration Statement”), together with exhibits thereto.

     The Registration Statement relates to the registration of the Company’s common stock (the “Common Stock”) under the Securities Act of 1933, as amended (the “Securities Act”), with a maximum aggregate offering price of $86,250,000, which includes shares of Common Stock that may be issued upon exercise of the underwriters’ over-allotment option.

     The shares of the Common Stock that are the subject of the Registration Statement will be offered and sold in the Company’s initial public offering, which will be underwritten on a firm commitment basis by the underwriters identified on the front cover of the preliminary prospectus included in the Registration Statement.

     In accordance with Rule 457(o), a filing fee in the amount of $10,151.63 has been paid by wire transfer. The signature pages and consents were executed prior to the time of this electronic filing and will be retained by the Company for five years.

     Please note that the Company requests that the Securities and Exchange Commission permit the Company’s request for the acceleration of the effective date of the Registration Statement be made orally or by facsimile in accordance with Rule 461(a) of Regulation C (the “Rule”). Pursuant to the Rule, please also be advised that the Company and its underwriters are aware of their obligations under the Securities Act and are prepared to provide, at the time of the acceleration request, the prospectus dissemination information that is typically set forth in a written acceleration request.

     Upon request, we are prepared to deliver courtesy copies of the Registration Statement in paper format to assist the Staff in its plain English review.

     Should you have any questions or require any additional information with respect to this filing, please feel free to contact me or Cary Hyden of Latham & Watkins LLP at (714) 540-1235 or by facsimile at (714) 755-8290.

Respectfully,
/s/ S. Hoby Darling
S. Hoby Darling
Of Latham & Watkins LLP

Enclosures

cc:	Douglas Collier, Volcom
Cary Hyden, Esq.